American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2022

Disciplined Growth - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.6%
Howmet Aerospace, Inc.	31,636	1,136,998
TransDigm Group, Inc.(1)	2,834	1,846,464
		2,983,462
Automobiles — 3.3%
Tesla, Inc.(1)	14,157	15,255,583
Beverages — 1.1%
Coca-Cola Co.	83,304	5,164,848
Biotechnology — 3.5%
AbbVie, Inc.	49,317	7,994,779
Exelixis, Inc.(1)	110,699	2,509,546
Moderna, Inc.(1)	11,852	2,041,625
Vertex Pharmaceuticals, Inc.(1)	14,112	3,682,809
		16,228,759
Building Products — 0.9%
Carlisle Cos., Inc.	11,352	2,791,684
Owens Corning	16,525	1,512,037
		4,303,721
Capital Markets — 1.4%
Moody's Corp.	7,694	2,596,033
Morgan Stanley	20,337	1,777,454
S&P Global, Inc.	5,136	2,106,684
		6,480,171
Chemicals — 1.1%
CF Industries Holdings, Inc.	34,660	3,572,060
Olin Corp.	32,415	1,694,656
		5,266,716
Commercial Services and Supplies — 0.5%
Waste Connections, Inc.	17,849	2,496,133
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	22,244	3,091,471
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	7,416	2,204,480
Entertainment — 0.6%
Playtika Holding Corp.(1)	86,877	1,679,332
Take-Two Interactive Software, Inc.(1)	6,904	1,061,421
		2,740,753
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	10,078	5,803,416
Food Products — 0.4%
Hershey Co.	7,668	1,661,119
Health Care Equipment and Supplies — 1.9%
Align Technology, Inc.(1)	4,352	1,897,472
Boston Scientific Corp.(1)	30,039	1,330,427
Edwards Lifesciences Corp.(1)	18,936	2,229,146
IDEXX Laboratories, Inc.(1)	2,621	1,433,844
Tandem Diabetes Care, Inc.(1)	16,012	1,862,036
		8,752,925

Health Care Providers and Services — 2.2%
Henry Schein, Inc.(1)	14,999	1,307,763
McKesson Corp.	6,724	2,058,418
Molina Healthcare, Inc.(1)	10,735	3,581,089
UnitedHealth Group, Inc.	6,228	3,176,093
		10,123,363
Hotels, Restaurants and Leisure — 0.9%
Chipotle Mexican Grill, Inc.(1)	1,418	2,243,319
Wingstop, Inc.	7,736	907,820
Yum! Brands, Inc.	9,961	1,180,677
		4,331,816
Household Durables — 0.2%
Sonos, Inc.(1)	35,810	1,010,558
Household Products — 0.4%
Procter & Gamble Co.	13,198	2,016,654
Insurance — 0.6%
Aon PLC, Class A	2,805	913,392
Progressive Corp.	16,734	1,907,509
		2,820,901
Interactive Media and Services — 10.1%
Alphabet, Inc., Class A(1)	12,027	33,451,296
Alphabet, Inc., Class C(1)	1,101	3,075,082
Meta Platforms, Inc., Class A(1)	44,830	9,968,399
		46,494,777
Internet and Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)	8,031	26,180,658
IT Services — 3.7%
Accenture PLC, Class A	7,348	2,477,966
Gartner, Inc.(1)	12,644	3,761,084
Mastercard, Inc., Class A	15,245	5,448,258
Visa, Inc., Class A	23,690	5,253,732
		16,941,040
Leisure Products — 0.2%
Brunswick Corp.	9,567	773,875
Life Sciences Tools and Services — 0.8%
Bio-Techne Corp.	2,686	1,163,145
Bruker Corp.	16,432	1,056,578
Danaher Corp.	4,717	1,383,638
		3,603,361
Machinery — 1.5%
AGCO Corp.	24,649	3,599,494
Lincoln Electric Holdings, Inc.	24,242	3,340,790
		6,940,284
Media — 0.4%
Sirius XM Holdings, Inc.	295,352	1,955,230
Multiline Retail — 0.3%
Kohl's Corp.	25,378	1,534,354
Oil, Gas and Consumable Fuels — 2.0%
APA Corp.	24,341	1,006,013
Cheniere Energy, Inc.	18,503	2,565,441
Ovintiv, Inc.	31,108	1,682,010
Pioneer Natural Resources Co.	7,966	1,991,739
Targa Resources Corp.	24,808	1,872,260
		9,117,463

Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	15,960	991,435
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	18,753	1,369,532
Merck & Co., Inc.	18,769	1,539,996
		2,909,528
Road and Rail — 1.0%
Union Pacific Corp.	17,829	4,871,061
Semiconductors and Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(1)	46,733	5,109,786
Broadcom, Inc.	14,597	9,191,439
Enphase Energy, Inc.(1)	5,878	1,186,063
GLOBALFOUNDRIES, Inc.(1)	12,750	795,855
KLA Corp.	10,183	3,727,589
Monolithic Power Systems, Inc.	1,747	848,483
NVIDIA Corp.	61,632	16,816,907
NXP Semiconductors NV	12,970	2,400,488
QUALCOMM, Inc.	32,756	5,005,772
Universal Display Corp.	7,215	1,204,544
		46,286,926
Software — 18.4%
Adobe, Inc.(1)	4,245	1,934,107
Atlassian Corp. PLC, Class A(1)	7,980	2,344,763
Autodesk, Inc.(1)	6,191	1,327,041
Fortinet, Inc.(1)	12,319	4,209,895
HubSpot, Inc.(1)	5,203	2,471,113
Intuit, Inc.	10,116	4,864,177
Microsoft Corp.	151,963	46,851,713
Palo Alto Networks, Inc.(1)	9,766	6,079,433
Qualys, Inc.(1)	6,611	941,473
salesforce.com, Inc.(1)	17,617	3,740,441
ServiceNow, Inc.(1)	10,304	5,738,195
Teradata Corp.(1)	33,935	1,672,656
VMware, Inc., Class A	7,615	867,120
Zscaler, Inc.(1)	7,661	1,848,446
		84,890,573
Specialty Retail — 5.0%
Home Depot, Inc.	34,546	10,340,654
Lowe's Cos., Inc.	24,596	4,973,065
O'Reilly Automotive, Inc.(1)	5,329	3,650,152
Tractor Supply Co.	5,681	1,325,775
Ulta Beauty, Inc.(1)	6,627	2,639,004
		22,928,650
Technology Hardware, Storage and Peripherals — 13.8%
Apple, Inc.	304,444	53,158,967
Dell Technologies, Inc., Class C(1)	44,498	2,233,355
HP, Inc.	97,734	3,547,744
NetApp, Inc.	37,818	3,138,894
Pure Storage, Inc., Class A(1)	46,369	1,637,289
		63,716,249
Textiles, Apparel and Luxury Goods — 1.4%
Levi Strauss & Co., Class A	69,343	1,370,217
lululemon athletica, Inc.(1)	4,403	1,608,108
NIKE, Inc., Class B	15,325	2,062,132

Tapestry, Inc.	33,958	1,261,540
		6,301,997
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	4,600	1,633,966
TOTAL COMMON STOCKS (Cost $265,670,830)		450,808,276
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	267,806	267,806
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $74,518), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $73,045)		73,044
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $744,673), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $730,005)		730,000
		803,044
TOTAL SHORT-TERM INVESTMENTS (Cost $1,070,850)		1,070,850
TOTAL INVESTMENT SECURITIES — 97.8% (Cost $266,741,680)		451,879,126
OTHER ASSETS AND LIABILITIES — 2.2%		10,367,249
TOTAL NET ASSETS — 100.0%		$462,246,375

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	448,312,143	2,496,133	—
Short-Term Investments	267,806	803,044	—
	448,579,949	3,299,177	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.